Company's Outstanding Foreign Exchange Forward Contracts (Detail) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended				9 Months Ended		12 Months Ended
	Jan. 31, 2013 Purchase contracts to sell U.S. dollars and buy Canadian dollars USD ($)	Jan. 31, 2013 Purchase contracts to sell U.S. dollars and buy Canadian dollars CAD	Apr. 30, 2012 Purchase contracts to sell U.S. dollars and buy Canadian dollars USD ($)	Apr. 30, 2012 Purchase contracts to sell U.S. dollars and buy Canadian dollars CAD	Apr. 30, 2011 Purchase contracts to sell U.S. dollars and buy Canadian dollars USD ($)	Apr. 30, 2011 Purchase contracts to sell U.S. dollars and buy Canadian dollars CAD	Jan. 31, 2013 Purchase contracts to sell U.S. dollars and buy Euros USD ($)	Jan. 31, 2013 Purchase contracts to sell U.S. dollars and buy Euros EUR (€)	Apr. 30, 2012 Purchase contracts to sell U.S. dollars and buy Euros USD ($)	Apr. 30, 2012 Purchase contracts to sell U.S. dollars and buy Euros EUR (€)	Apr. 30, 2011 Purchase contracts to sell U.S. dollars and buy Euros USD ($)	Apr. 30, 2011 Purchase contracts to sell U.S. dollars and buy Euros EUR (€)
Derivatives, Fair Value [Line Items]
Notional		225,922		250,502		216,207		€ 69,268		€ 16,872		€ 78,362
Fair value	3,315						8,142
Fair value			$ 6,743		$ 17,682				$ (1,551)		$ 826
Maturity dates	February 2013 to June 2015	February 2013 to June 2015	May 2012 to October 2014	May 2012 to October 2014	May 2011 to December 2013	May 2011 to December 2013	December 2013 to July 2014	December 2013 to July 2014	September 2012	September 2012	June 2011 to April 2012	June 2011 to April 2012